Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 2,547	£ 3,101	£ 28,614
Impairment of goodwill	277	39	4,614
Depreciation, amortisation and impairment costs	19	0	39
Canada, Malaysia and Peru
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	277
Malaysia
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill	21	39
United States, South Africa, Peru
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			4,614
Bangladesh
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment	21
United States
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment			46
United Kingdom
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment	75
Cuba
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment	74
South Africa
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment loss recognized in profit or loss, property, plant and equipment	14
Adjusting items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	1,880	2,467	27,855
Brand names
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	1,610	2,298	23,232
Brand names | Adjusting items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 1,584	£ 2,279	£ 23,202
Brand names | Top of range
Depreciation Amortisation And Impairment Costs [Line Items]
Intangible assets, remaining useful lives	30 years	30 years	20 years